Prospectus Supplement

John Hancock Variable Insurance Trust

Capital Appreciation Trust (the fund)

Supplement dated March 30, 2023 to the current Prospectus, as may be supplemented (the Prospectus)

Effective immediately, Rebecca Irwin no longer serves as a portfolio manager of the fund. Accordingly, effective immediately, all references to Ms. Irwin are removed from the Prospectus.

Blair A. Boyer, Michael A. Del Balso, Natasha Kuhlkin, CFA, and Kathleen A. McCarragher will continue to serve as portfolio managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the Prospectus and retain it for your future reference.

Statement of Additional Information Supplement

John Hancock Variable Insurance Trust

Capital Appreciation Trust (the fund)

Supplement dated March 30, 2023 to the current Statement of Additional Information, as may be supplemented (the SAI)

Effective immediately, Rebecca Irwin no longer serves as a portfolio manager of the fund. Accordingly, effective immediately, all references to Ms. Irwin are removed from the SAI.

Blair A. Boyer, Michael A. Del Balso, Natasha Kuhlkin, CFA, and Kathleen A. McCarragher will continue to serve as portfolio managers of the fund and are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this supplement in conjunction with the SAI and retain it for your future reference.